WARRANTS (Details) - shares	1 Months Ended		12 Months Ended
	Mar. 31, 2021	Feb. 28, 2021	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of warrants exercised	(200)	(15,000)
Number of warrants outstanding, ending balance			2,643,936
Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of warrants outstanding, beginning balance			2,388,675	2,383,256
Number of warrants granted			675,608	287,375
Number of warrants exercised			(71,050)	(65,500)
Number of warrants expired			(349,297)	(216,456)
Number of warrants outstanding, ending balance			2,643,936	2,388,675
Number of warrants exercisable			2,643,936